Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated December 30, 2016
to the
Prospectus and Statement of Additional Information (“SAI”)
dated September 28, 2016
for Schooner Hedged Alternative Income Fund,
a series of Trust for Professional Managers

This supplement amends the Prospectus and SAI of the Schooner Hedged Alternative Income Fund dated September 28, 2016.

Effective immediately, all references to Mr. Morgan Avitabile as a portfolio manager of the Schooner Hedged Alternative Income Fund in the Prospectus and SAI are hereby removed.

Please retain this supplement with your Prospectus and SAI.